Income Taxes - Changes in valuation allowance for deferred tax assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Income taxes
Balance at beginning of year	¥ 543,489		¥ 565,103		¥ 490,603
Net change during the year	(23,997)	[1]	(21,614)	[2]	74,500	[3]
Balance at end of year	¥ 519,492		¥ 543,489		¥ 565,103

[1]	Primarily includes an increase of \2,040 million of valuation allowances of certain foreign subsidiaries partly because of changes in the expected realization of deferred tax assets, a reduction of \35,214 million of valuation allowances of certain foreign subsidiaries mainly by utilization of operating loss carryforwards, an increase of \5,811million of valuation allowances related to Japanese subsidiaries and the Company by changes in the expected realization of deferred tax assets, and an increase of \3,366million related to Japanese subsidiaries and the Company because of increase in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, \23,997 million of allowances decreased for the year ended March 31, 2017.
[2]	Primarily includes \7,003 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of \27,757 million of valuation allowances of certain foreign subsidiaries and a reduction of \860 million related to Japanese subsidiaries and the Company because of decrease in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, \21,614 million of allowances decreased for the year ended March 31, 2016.
[3]	Primarily includes \85,403 million of additional full valuation allowances established by certain foreign subsidiaries against additional operating loss carryforwards generated during the period as a result of additional taxable losses being incurred by such subsidiaries, offset by a reduction of \2,921 million of valuation allowances of certain foreign subsidiaries and a reduction of \7,982 million related to Japanese subsidiaries and the Company because of decrease in valuation allowances related to operating loss carryforwards due to the effect of changes in domestic tax laws. In total, \74,500 million of allowances increased for the year ended March 31, 2015.